SCHEDULE OF SUPPLEMENTAL UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS INFORMATION RELATED TO LEASES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Leases
Right-of-use assets	$ 26,213	¥ 187,781	¥ 194,388
Operating lease liabilities - current	2,226	15,943	14,563
Operating lease liabilities - non-current	24,506	175,552	180,920
Total operating lease liabilities		191,495	195,483
Right-of-use assets	186,067	1,332,908	1,346,728
Finance lease liabilities - current	8,085	57,921	183,852
Finance lease liabilities - non-current	$ 164,448	1,178,042	1,141,118
Total finance lease liabilities		¥ 1,235,963	¥ 1,324,970